Deferred Financing Costs	12 Months Ended
Dec. 31, 2020
Deferred Financing Costs [Abstract]
Deferred Financing Costs
Note 9. Deferred Financing Costs

Deferred financing costs relating to the revolving credit facility consist of:

	December 31, 2020	December 31, 2019
Deferred financing costs, net of accumulated amortization of $705 and $410, respectively	$641	$890